Net Change in Allowance for Credit Losses above Relating to Retail Receivables Portfolio Segment, Finance Lease Receivables Portfolio Segment and Wholesale and Other Dealer Loan Receivables Portfolio Segment (Detail) (JPY ¥)
In Millions, unless otherwise specified
	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at end of year	¥ 146,382	¥ 139,029
Retail
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	83,858	77,353	92,199
Provision for credit losses, net of reversal	42,055	29,079	13,569
Charge-offs	(55,733)	(48,528)	(44,742)
Recoveries	14,051	12,795	14,051
Other	5,208	13,159	2,276
Allowance for credit losses at end of year	89,439	83,858	77,353
Finance leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	28,928	30,637	36,024
Provision for credit losses, net of reversal	1,847	(4,063)	(4,508)
Charge-offs	(2,554)	(2,775)	(2,499)
Recoveries	587	590	718
Other	1,777	4,539	902
Allowance for credit losses at end of year	30,585	28,928	30,637
Wholesale and other dealer loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	26,243	24,238	28,580
Provision for credit losses, net of reversal	(807)	(2,006)	(4,767)
Charge-offs	(626)	(110)	(305)
Recoveries	16	3	16
Other	1,532	4,118	714
Allowance for credit losses at end of year	¥ 26,358	¥ 26,243	¥ 24,238